Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net (loss) income attributable to HUYA Inc	¥ 468,173	$ 67,247	¥ (1,937,689)	¥ (80,968)
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation of property and equipment	45,455	6,529	26,818	6,864
Amortization of acquired intangible assets	17,080	2,453	8,224	804
Amortization of right-of-use assets	25,229	3,624
Allowance for doubtful accounts			632	500
Loss (gain) on disposal of property and equipment and other long-term assets	(1,621)	(233)	5	1
Share-based compensation	281,744	40,470	226,695	40,108
Share of loss (income) in equity method investments, net of income taxes	2,775	399	(113,329)	151
Other non-cash expense				20,000
Other non-cash income	(10,119)	(1,454)
Deferred income taxes	(14,871)	(2,136)	(50,943)
Fair value loss of derivative liabilities			2,285,223
Short-term investments income	(21,497)	(3,088)	(2,541)
Foreign currency exchange gains	(1,157)	(166)	(51)
Changes in operating assets and liabilities:
Accounts receivable	(17,909)	(2,572)	(14,634)	(27,407)
Prepayments and other assets	(115,353)	(16,570)	(301,697)	(21,396)
Amounts due from related parties	186,903	26,847	(132,624)	(104,154)
Accounts payable	90	13	(3,709)	1,097
Amounts due to related parties	44,359	6,372	26,278	8,239
Deferred revenue	409,806	58,865	261,669	220,224
Lease liabilities	(23,536)	(3,381)
Advances from customers	36,558	5,251	10,441	3,822
Accrued liabilities and other current liabilities	607,254	87,227	428,693	174,559
Income taxes payable	26,051	3,742
Net cash provided by operating activities	1,945,414	279,439	717,461	242,444
Cash flows from investing activities
Placements of short-term deposits	(7,166,676)	(1,029,429)	(5,781,911)	(1,256,153)
Maturities of short-term deposits	5,553,758	797,747	1,775,811	759,497
Cash paid to purchase short-term deposits together with JOYY				(7,096)
Cash received in connection with purchasing short-term deposits together with JOYY			7,096
Placement of short-term investments	(3,706,780)	(532,446)	(863,753)
Maturities of short-term investments	1,808,908	259,833	566,132
Purchase of property and equipment	(61,210)	(8,792)	(74,804)	(37,167)
Purchase of intangible assets	(10,186)	(1,463)	(52,583)	(6,208)
Cash paid for long-term investments	(92,944)	(13,351)	(86,200)	(10,450)
Prepayment for long-term investments			(67,250)
Cash received from disposal of an investment			10,000
Cash paid for other non-current assets				(2,000)
Proceeds from disposal of property and equipment	159	23	10	16
Loan to a third party	(10,000)	(1,436)
Net cash used in investing activities	(3,684,971)	(529,314)	(4,567,452)	(559,561)
Cash flows from financing activities
Net increase in Parent Company investment				164,913
Capital injection from VIE of JOYY				100,000
Net proceeds from issuance of ordinary shares upon IPO			1,207,749
Proceeds from exercise of vested share options	22,936	3,295
Net cash provided by financing activities	2,133,651	306,480	4,126,861	774,448
Net increase in cash and cash equivalents	394,094	56,605	276,870	457,331
Cash and cash equivalents at the beginning of the year	709,019	101,844	442,532	6,187
Effect of exchange rate changes on cash and cash equivalents	11,472	1,651	(10,383)	(20,986)
Cash and cash equivalents at the end of the year	1,114,585	160,100	709,019	442,532
Supplemental disclosure of cash flows information:
Income tax paid	84,898	12,195
-Acquisition of property and equipment in form of accounts payable and amounts due to parent company	3,574	513	9,160	2,026
- Non-cash transaction for acquiring an equity investment	1,500	215
Series A Preferred Shares [Member]
Cash flows from financing activities
Proceeds from issuance of Preferred Shares				¥ 509,535
Series B-2 Preferred Shares [Member]
Cash flows from financing activities
Proceeds from issuance of Preferred Shares			¥ 2,919,112
Common Class A [Member]
Cash flows from financing activities
Proceeds from issuance of Preferred Shares	¥ 2,110,715	$ 303,185